BUSINESS COMBINATION (Schedule of Purchase Price Allocation) (Details) € in Thousands, kr in Thousands, $ in Thousands	Jul. 31, 2018 USD ($)	Jul. 31, 2018 SEK (kr)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 EUR (€)
Detact Security Solution AB [Member] | Swedish Kronor
Business Acquisition [Line Items]
Cash | kr		kr 663
Accounts receivable | kr		8,902
Other current assets | kr		445
Fixed assets | kr		1,189
Goodwill | kr		9,005
Other assets | kr		1,039
Total identifiable assets acquired | kr		21,243
Notes payables-banks | kr		4,734
Accounts payable | kr		182
Accrued expenses and other current liabilities | kr		5,787
Other liabilities | kr		1,039
Total liabilities assumed | kr		11,742
Total identifiable assets acquired and liabilities assumed | kr		kr 9,501
Detact Security Solution AB [Member] | United States of America, Dollars
Business Acquisition [Line Items]
Cash	$ 74
Accounts receivable	999
Other current assets	50
Fixed assets	133
Goodwill	1,010
Other assets	116
Total identifiable assets acquired	2,382
Notes payables-banks	531
Accounts payable	20
Accrued expenses and other current liabilities	649
Other liabilities	117
Total liabilities assumed	1,317
Total identifiable assets acquired and liabilities assumed	$ 1,065
Abydos Consultores de Sistemas S.L.U [Member] | United States of America, Dollars
Business Acquisition [Line Items]
Cash			$ 36
Accounts receivable			175
Fixed assets			108
Goodwill			232
Other assets			14
Total identifiable assets acquired			565
Notes payables-banks			14
Accounts payable			23
Accrued expenses and other current liabilities			155
Other liabilities			147
Total liabilities assumed			339
Total identifiable assets acquired and liabilities assumed			$ 226
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Business Acquisition [Line Items]
Cash | €				€ 29
Accounts receivable | €				142
Fixed assets | €				88
Goodwill | €				188
Other assets | €				11
Total identifiable assets acquired | €				458
Notes payables-banks | €				11
Accounts payable | €				19
Accrued expenses and other current liabilities | €				126
Other liabilities | €				119
Total liabilities assumed | €				275
Total identifiable assets acquired and liabilities assumed | €				€ 183